May 11, 2006
VIA EDGAR
Securities and Exchange Commission
Division of Corporation Finance
Office of Mergers and Acquisitions
100 F Street, NE
Washington, DC 20549
     Re: Brocade Communications Systems, Inc.
     Dear Sirs:
     On behalf of Brocade Communications Systems, Inc. (the “Company”), we have simultaneously filed a Tender Offer Statement under Rule 13e-4 (the “Offer”) to address the mitigation of certain unintended and adverse tax consequences applied to certain discounted stock options under Section 409A of the Internal Revenue Code. Throughout the process of preparing the Offer documents, we have worked with Nicholas Panos of the Office of Mergers and Acquisitions and appreciate his guidance as we structured the offer in compliance with Rule 13e-4.
     We very much appreciate the Staff’s review of this filing and look forward to the completion of the Offer.

Sincerely,
/s/ Katharine A. Martin
Katharine A. Martin
Wilson Sonsini Goodrich & Rosati

cc:	Brocade Communication Systems, Inc. Tyler Wall, Esq. Tom MacMitchell, Esq. Wilson Sonsini Goodrich & Rosati John E. Aguirre, Esq.